AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2025
	Shares	Value
Common Stocks - 99.0%
Consumer Discretionary - 12.0%
Asbury Automotive Group, Inc.*	1,566	$347,840
Bright Horizons Family Solutions, Inc.*	1,716	194,080
Burlington Stores, Inc.*	3,011	821,883
Churchill Downs, Inc.	6,887	737,184
Grand Canyon Education, Inc.*	4,062	684,975
LKQ Corp.[1]	8,575	252,705
Pool Corp.	1,117	344,192
Revolve Group, Inc.*	11,746	243,730
Texas Roadhouse, Inc.	3,180	588,713
Vail Resorts, Inc.	856	128,623

Total Consumer Discretionary		4,343,925
Consumer Staples - 1.8%
Performance Food Group Co.*	6,269	629,408
Energy - 3.8%
Matador Resources Co.	11,427	569,979
Range Resources Corp.	8,700	319,464
Solaris Energy Infrastructure, Inc., Class A	15,286	499,393

Total Energy		1,388,836
Financials - 8.7%
Evercore, Inc., Class A	2,370	713,702
Houlihan Lokey, Inc.	4,200	800,772
Kinsale Capital Group, Inc.	1,012	445,978
MarketAxess Holdings, Inc.	1,284	263,862
Pinnacle Financial Partners, Inc.	3,203	281,511
RLI Corp.	4,423	291,874
Seacoast Banking Corp. of Florida	12,900	363,651

Total Financials		3,161,350
Health Care - 20.9%
Acadia Healthcare Co., Inc.*	8,240	179,385
Agios Pharmaceuticals, Inc.*	10,600	394,532
Azenta, Inc.*	10,109	330,564
Bio-Rad Laboratories, Inc., Class A*	896	216,787
Bridgebio Pharma, Inc.*,1	7,550	356,889
Chemed Corp.	727	299,742
Crinetics Pharmaceuticals, Inc.*	11,984	342,623
Cytokinetics, Inc.*,1	9,950	374,518
Globus Medical, Inc., Class A*	9,478	498,827
Halozyme Therapeutics, Inc.*	8,459	507,286
HealthEquity, Inc.*	4,722	458,034
Insmed, Inc.*	6,462	693,243
Ionis Pharmaceuticals, Inc.*,1	11,051	474,972
	Shares	Value

Medpace Holdings, Inc.*	780	$333,216
Natera, Inc.*	2,897	387,213
Neurocrine Biosciences, Inc.*	3,650	468,040
Phathom Pharmaceuticals, Inc.*,1	38,498	328,773
Ultragenyx Pharmaceutical, Inc.*	15,639	427,257
Veracyte, Inc.*	10,878	255,742
Verona Pharma PLC, ADR (United Kingdom)*	2,101	220,794

Total Health Care		7,548,437
Industrials - 25.0%
API Group Corp.*	25,375	915,276
Applied Industrial Technologies, Inc.[1]	1,909	518,294
CACI International, Inc., Class A*	1,224	563,738
Comfort Systems USA, Inc.	1,124	790,509
Graco, Inc.	4,285	359,854
IDEX Corp.	2,465	403,052
Interface, Inc.	26,484	546,100
ITT, Inc.	4,871	827,875
Knight-Swift Transportation Holdings, Inc.	5,058	214,965
Nordson Corp.	2,092	448,127
Paylocity Holding Corp.*	3,141	580,708
RBC Bearings, Inc.*	2,010	778,554
SiteOne Landscape Supply, Inc.*	4,075	561,657
SS&C Technologies Holdings, Inc.	3,565	304,736
Sterling Infrastructure, Inc.*,1	3,381	904,722
Trex Co., Inc.*	5,325	342,078

Total Industrials		9,060,245
Information Technology - 20.9%
CCC Intelligent Solutions Holdings, Inc.*	45,439	439,395
Cognex Corp.	14,171	577,752
CyberArk Software, Ltd. (Israel)*	1,606	660,821
The Descartes Systems Group, Inc. (Canada)*	4,399	465,238
Entegris, Inc.	6,355	498,613
Globant, S.A. (Luxembourg)*	2,343	197,421
Jabil, Inc.	3,276	731,105
MACOM Technology Solutions Holdings, Inc.*	5,612	769,630
Manhattan Associates, Inc.*	3,056	671,281
Procore Technologies, Inc.*	8,819	631,705
SailPoint, Inc.*	16,778	374,821
ServiceTitan, Inc., Class A*	3,300	385,143
Tyler Technologies, Inc.*	1,248	729,531
Zebra Technologies Corp., Class A*	1,313	445,133

Total Information Technology		7,577,589

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 4.0%
AptarGroup, Inc.	2,524	$396,621
Avient Corp.	8,073	254,865
Eagle Materials, Inc.	1,414	317,146
RPM International, Inc.	3,896	457,429

Total Materials		1,426,061
Real Estate - 1.9%
EastGroup Properties, Inc., REIT	2,372	387,206
Sun Communities, Inc., REIT	2,409	298,788

Total Real Estate		685,994

Total Common Stocks (Cost $31,221,692)		35,821,845
Rights - 0.0%
Health Care - 0.0%
ABIOMED, Inc.*,2,3 (Cost $0)	1,175	0

Principal Amount
Short-Term Investments - 1.6%
Joint Repurchase Agreements - 0.2%[4]
Citadel Securities LLC, dated 07/31/25, due 08/01/25, 4.430% total to be received $50,006 (collateralized by various U.S. Treasuries, 0.000% - 5.000%, 08/14/25 - 05/15/55, totaling $51,006)	$50,000	50,000
	Principal Amount	Value

HSBC Securities USA, Inc., dated 07/31/25, due 08/01/25, 4.360% total to be received $392 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 04/15/27 - 11/15/54, totaling $400)	$392	$392
JPMorgan Securities LLC, dated 07/31/25, due 08/01/25, 4.360% total to be received $1,754 (collateralized by various U.S. Treasuries, 0.125% - 4.750%, 02/15/41 - 08/15/52, totaling $1,789)	1,754	1,754
Natwest Markets Securities, Inc., dated 07/31/25, due 08/01/25, 4.360% total to be received $2,395 (collateralized by various U.S. Treasuries, 2.875% - 4.625%, 04/30/29 - 05/15/32, totaling $2,443)	2,395	2,395

Total Joint Repurchase Agreements		54,541
Repurchase Agreements - 1.4%
Fixed Income Clearing Corp., dated 07/31/25, due 08/01/25, 4.100% total to be received $523,060 (collateralized by a U.S. Treasury Note, 3.375%, 09/15/27, totaling $533,471)	523,000	523,000

Total Short-Term Investments (Cost $577,541)		577,541
Total Investments - 100.6% (Cost $31,799,233)		36,399,386
Other Assets, less Liabilities - (0.6)%		(202,210)
Net Assets - 100.0%		$36,197,176

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,855,922 or 5.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security's value was determined by using significant unobservable inputs.
[3]	This security is restricted and not available for re-sale. The Fund received Contingent Value Rights ("CVRs") of Abiomed Inc ("ABIOMED") from a corporate action where Johnson & Johnson acquired ABIOMED on December 23, 2022. The total value of this restricted security held is $0 which represents 0% of net assets.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$35,821,845	—	—	$35,821,845
Rights
Health Care	—	—	$0	—
Short-Term Investments
Joint Repurchase Agreements	—	$54,541	—	54,541
Repurchase Agreements	—	523,000	—	523,000
Total Investments in Securities	$35,821,845	$577,541	$0	$36,399,386

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended July 31, 2025, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period. The Level 3 rights were received as a result of a corporate action. The security's value was determined by using significant unobservable inputs. For the current period ended July 31, 2025, the change in unrealized appreciation (depreciation) was $0.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,855,922	$54,541	$1,834,915	$1,889,456
The following table summarizes the securities received as collateral for securities lending at July 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.000%	09/15/25-08/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.